RELATED PARTY TRANSACTIONS	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

The Company’s President paid certain operating expenses on behalf of the Company. As of June 30, 2015, the amount due to the President was $58,917. This is interest-free, unsecured and is due on demand.

Datasea [Member]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

The Company’s President paid certain operating expenses on behalf of the Company. As of December 31, 2015, the amount due to the President was $65,281. The amount is interest-free, unsecured and is due on demand.

During the six months ended December 31, 2015, the Company paid $8,428 for rental expense on behalf of a company which is owned by our president and her father. The amount is non-interest bearing and due on demand and was repaid in full on January 13, 2016.